Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	$ 24,183	$ 20,584	$ 16,844	$ 20,633	$ 17,406	$ 14,973	$ 11,827	$ 13,056	$ 10,531	$ 9,764	$ 10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	16,239	15,210	13,513	15,111	14,440	13,412	11,644	11,867	11,099	9,728	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	10,947	10,817	10,298	11,677	11,800	11,360	10,682	10,577	10,321	10,151	10,000
MSCI World Index - USD Net Returns
Account Value [Line Items]
Account Value	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	16,239	15,210	13,513	15,111	14,440	13,412	11,644	11,867	11,099	9,728	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	10,947	10,817	10,298	11,677	11,800	11,360	10,682	10,577	10,321	10,151	10,000
MSCI World Index - USD Net Returns
Account Value [Line Items]
Account Value	$ 25,812	$ 21,751	$ 17,571	$ 21,465	$ 17,621	$ 15,203	$ 11,908	$ 13,045	$ 10,657	$ 9,913	$ 10,000